SFD related costs	12 Months Ended
Dec. 31, 2022
SFD related costs
Sfd? Related Costs

22. SFD® related costs

SFD® related costs include the following:

For the years ended December 31,
	2022	2021	2020
Aircraft Operations
Charter Hire Reimbursements	$-	$(389,513)	$(662,383)
Lease payments	404,777	412,742	453,101
Operating Expenses	773,406	1,085,640	1,320,352
	1,178,183	1,108,869	1,111,070
Survey Projects	-	115,299	-
	1,178,183	1,224,168	1,111,070